Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital

23.    Share Capital

Share capital at December 31 of each year consisted of the following:

	No. of Ordinary Shares
Authorized Share Capital	2011	2010
Ordinary Shares (par value €0.05)	810,000,000	810,000,000
Executive Shares (par value €1.25) (the Executive Shares)	1,000	1,000
"B" Executive Shares (par value €0.05) (the "B" Executive Shares)	25,000	25,000

	At December 31, 2011		At December 31, 2010
Issued and Fully Paid Share Capital	Number	$000s	Number	$000s
Ordinary Shares	589,346,275	36,158	585,201,576	35,850
Executive Shares	1,000	2	1,000	2
"B" Executive Shares	21,375	2	21,375	2

The holders of Executive Shares do not have the right to receive notice of, attend or vote at any of our meetings, or the right to be paid a dividend out of our profits, except for such dividends as the directors may from time to time determine.

The holders of "B" Executive Shares have the same voting rights as the holders of Ordinary Shares. The holders of "B" Executive Shares do not have the right to be paid a dividend out of our profits except for such dividends as the directors may from time to time determine.